Investments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Investments
14.	INVESTMENTS

December 31, 2017
RMB
Available-for-sale listed equity securities	969
Other unlisted equity investments	185

1,154

Other unlisted equity investments mainly represent the Group’s various interests in private enterprises which are mainly engaged in the provision of telecommunications infrastructures construction services, information technology services and Internet contents.